FAIR VALUE MEASUREMENTS	12 Months Ended
Jan. 02, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement (observable inputs are the preferred basis of valuation):
•Level 1—Quoted prices in active markets for identical assets or liabilities.
•Level 2—Measurements are inputs that are observable for assets or liabilities, either directly or indirectly, other than quoted prices included within Level 1.
•Level 3—Prices or valuations that require management inputs that are both significant to the fair value measurement and unobservable.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
We measure certain assets and liabilities at fair value on a recurring basis. There were no transfers between fair value measurement levels during the presented periods. We did not have any assets or liabilities measured at fair value on a recurring basis requiring Level 3 inputs as of January 2, 2022 or January 3, 2021.
The following table summarizes our assets and liabilities measured and recorded at fair value on a recurring basis as of January 2, 2022 and January 3, 2021:

	January 2, 2022		January 3, 2021
(In thousands)	Total Fair Value	Level 2	Total Fair Value	Level 2
Assets
Prepaid expenses and other current assets
Derivative financial instruments (Note 12)	$3,526	$3,526	$1,997	$1,997

Other long-term assets
Prepaid Forward	32,250	32,250	$66,718	$66,718
Total assets	$35,776	$35,776	$68,715	$68,715

Liabilities
Accrued liabilities
Derivative financial instruments (Note 12)	536	536	2,971	2,971
Total liabilities	$536	$536	$2,971	$2,971
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
We measure certain investments and non-financial assets (including property, plant and equipment) at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such asset is impaired below its recorded cost. As of January 2, 2022 and January 3, 2021, there were no material items recorded at fair value on a non-recurring basis.
Held-to-Maturity Debt Securities
Our debt securities, classified as held-to-maturity, are Philippine government bonds that we maintain as collateral for business transactions within the Philippines. These bonds have various maturity dates and are classified as “Restricted short-term marketable securities” on our Consolidated Balance Sheets. As of January 2, 2022 and January 3, 2021, these bonds had a carrying value of $1.1 million and $1.4 million, respectively. We record such held-to-maturity investments at amortized cost based on our ability and intent to hold the securities until maturity. We monitor for changes in circumstances and events that would affect our ability and intent to hold such securities until the recorded amortized costs are recovered. No other-than-temporary impairment loss was incurred during the periods presented.
Non-Marketable Equity Investments
Our non-marketable equity investments are securities in privately-held companies without readily determinable market values. On January 1, 2018, we adopted ASU 2016-01 and elected to adjust the carrying value of our non-marketable equity securities to cost less impairment, adjusted for observable price changes in orderly transactions for an identical or similar investment of the same issuer. As of January 2, 2022 and January 3, 2021, we had $4.0 million in investments accounted for under the measurement alternative method.
Equity Method Investments
Our investments accounted for under the equity method are described in Note 10. Equity Investments. We monitor these investments, which are included within “Other long-term assets” in our Consolidated Balance Sheets, for impairment and record reductions in the carrying values when necessary. Circumstances that indicate an other-than-temporary decline include Level 3 measurements such as the valuation ascribed to the issuing company in subsequent financing rounds, decreases in quoted market prices, and declines in the results of operations of the issuer.